Organization and Nature of Operations - Financial Information of VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 111,217,606	$ 105,603,153
Short-term investments	524,220,154	0
Accounts receivable, net	27,840,149	16,247,565
Prepayments and other current assets	7,458,832	1,381,037
Total current assets	670,736,741	123,231,755
Non-current assets:
Property and equipment, net	16,753,850	6,281,990
Deferred tax assets	510,500	836,514
Other non-current assets	1,603,937	808,862
Total non-current assets	22,166,996	7,927,366
Total assets	692,903,737	131,159,121
Current liabilities:
Accounts payable	7,721,368	4,088,283
Amounts due to related parties	1,150,000	0
Advances from customers	1,338,516	920,925
Taxes payable	2,171,280	2,493,137
Total current liabilities	36,306,687	18,481,277
Total liabilities	36,440,575	18,481,277
Income Statement [Abstract]
Total revenues	133,563,921	64,428,690	$ 43,656,954
Net income (loss)	(3,114,860)	(6,177,438)	376,116
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities	6,564,284	706,423	536,101
Net cash and cash equivalents used in investing activities	(535,052,938)	(3,352,663)	(3,772,591)
Net cash and cash equivalents used in financing activities	533,638,039	0	65,771,809
VIE
Current assets:
Cash and cash equivalents	2,362,068	17,308,887
Short-term investments	12,413,983	0
Accounts receivable, net	23,557,994	14,827,841
Amounts due from related parties	2,090,321	2,445,447
Prepayments and other current assets	2,704,275	886,022
Total current assets	43,128,641	35,468,197
Non-current assets:
Property and equipment, net	8,951,306	3,292,978
Deferred tax assets	510,500	387,950
Other non-current assets	205,147	69,968
Total non-current assets	9,666,953	3,750,896
Total assets	52,795,594	39,219,093
Current liabilities:
Accounts payable	5,336,880	2,992,628
Amounts due to related parties	34,198,167	27,780,440
Advances from customers	1,112,800	733,518
Taxes payable	253,617	756,020
Accrued expenses and other current liabilities	5,035,100	3,440,748
Total current liabilities	45,936,564	35,703,354
Total liabilities	45,936,564	35,703,354
Income Statement [Abstract]
Total revenues	115,831,093	57,444,924	37,172,123
Net income (loss)	1,247,450	224,905	(146,806)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities	3,918,250	9,389,954	2,774,063
Net cash and cash equivalents used in investing activities	(18,865,069)	(998,141)	(2,251,153)
Net cash and cash equivalents used in financing activities	$ 0	$ 0	$ 0